Note 18 - Derivatives (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Nov. 21, 2025
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ (657)	$ 3,060
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Terminated	1		1
Gain (Loss) on Sale of Derivatives	$ 983
Derivative, Notional Amount	496,407		$ 631,755
Interest Rate Cash Flow Hedge Asset at Fair Value	15,564		$ 14,071
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ 6,139
Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative, Number of Instruments Held				2
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Number of Foreign Currency Derivatives Held	6		12
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	$ 7,049		$ 14,099
Derivative, Average Forward Exchange Rate	1.1749		1.1749
Fair Value Hedge Assets			$ 110
Fair Value Hedge Liabilities	$ 185
Foreign Currency Options [Member] | Not Designated as Hedging Instrument [Member]
Number of Foreign Currency Derivatives Held	6		12
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	$ 10,575		$ 21,150
Derivative, Average Forward Exchange Rate	1.175		1.175
Fair Value Hedge Assets	$ 31		$ 393
FX Option, Zero Cost Collar [Member]
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives		$ (2,994)